                                    VARIFLEX

                               1997 ANNUAL REPORT



[SBL LOGO]
Security Benefit Life Insurance Company
A Member of The Security Benefit
Group of Companies

A LETTER FROM THE PRESIDENT

At Security Benefit we strive for the optimum in financial integrity, operational excellence and core values. Our dedication to providing quality products and services is a never-ending quest. It's through these commitments that we maintain a strong financial position and consistent growth for the protection and security of our policyholders and customers.

Capitalizing on opportunities and challenges, 1997 was a year of milestones for Security Benefit.

*  Sales were up 5%

*  Profits were up 17%

*  Company assets rose 11%

*  Statutory equity rose 29%

We have long been positioned to meet the demand for flexible annuities. And we took that one step further in 1997 by unveiling Variflex Signature. Our new variable annuity offers opportunities for investors tired of low interest rates and lack of control over their insurance investments.

Another milestone for 1997 was FORTUNE magazine citing Security Benefit as "One of the Best 100 Companies To Work for in America." FORTUNE has discovered what our associates already know--that Security Benefit is a quality, caring and well-managed place to work and grow. We understand that satisfied people are more productive people, and that translates to higher quality service to our customers.

When it comes to quality service, 1997 was a banner season for Security Benefit. DALBAR, an independent research firm that rates the service standards of financial services organizations, awarded us the first Quality Tested Service Seal. The award places Security Benefit at the pinnacle of superior customer service in the variable annuity industry.

As we move forward, our sights are set high to continue as a leader in the financial services industry. By anticipating evolving needs and developing appropriate solutions, we anticipate a prosperous and successful 1998.


HOWARD R. FRICKE

Howard R. Fricke
Chairman of the Board
and Chief Executive Officer

BOARD OF DIRECTORS

Howard R. Fricke
Chairman of the Board and CEO
Security Benefit Life Insurance Company
Topeka, Kansas

Thomas R. Clevenger
Wichita, Kansas

Sister Loretto Marie Colwell
President and CEO
St. Francis Hospital and Medical Center
Topeka, Kansas

John C. Dicus
Chairman of the Board
Capitol Federal Savings & Loan Association
Topeka, Kansas

Stephen J. Douglass
Chairman and CEO
Payless ShoeSource
Topeka, Kansas

William W. Hanna
President & Chief Operating Officer
Koch Industries
Wichita, Kansas

John E. Hayes, Jr.
Chairman of the Board and CEO
Western Resources, Inc.
Topeka, Kansas

Laird G. Noller
President
Noller Enterprises
Topeka, Kansas

Frank Sabatini
Chairman of the Board and CEO
Capital City Bank
Topeka, Kansas

Robert C. Wheeler
Chairman and CEO
Hill's Pet Nutrition, Inc.
Topeka, Kansas


NOTICE OF POLICYOWNERS' MEETING

We encourage you to attend the annual meeting of policyowners to be held on Tuesday, June 2, 1998 at Security Benefit Life, 700 SW Harrison St., Topeka, Kansas at 2:00 p.m. Each policyowner is entitled to vote, either in person or by proxy, on all matters coming before the meeting. Proxies are available from the corporate secretary and must be returned at least 30 days prior to the annual meeting.

This report is submitted only for the general information of Variflex Variable Annuity contractowners and participants. This report is not authorized for distribution to prospective purchasers of Variflex unless it is preceded or accompanied by an effective prospectus.

For More Information Call 1-800-888-2461

www.securitybenefit.com

REPORT OF INDEPENDENT AUDITORS


The Contract Owners of Variflex and
The Board of Directors of Security Benefit Life Insurance Company


We have audited the accompanying balance sheet of Variflex (the Account) as of December 31, 1997, and the related statement of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Variflex at December 31, 1997, and the results of its operations and changes in its net assets for the year then ended in conformity with generally accepted accounting principles.

                                                               Ernst & Young LLP

February 6, 1998

VARIFLEX
================================================================================
BALANCE SHEET                                                  DECEMBER 31, 1997
--------------------------------------------------------------------------------
ASSETS                 (DOLLARS IN THOUSANDS - EXCEPT PER SHARE AND UNIT VALUES)


Investments:

  SBL Fund:

    Series A (Growth Series) - 27,703,230 shares at net asset
      value of $29.39 per share (cost, $662,770)...................   $  814,198

    Series B (Growth-Income Series) - 26,297,103 shares at net
      asset value of $41.60 per share (cost, $874,010).............    1,093,959

    Series C (Money Market Series) - 5,420,257 shares at net asset
      value of $12.53 per share (cost, $67,932)....................       67,916

    Series D (Worldwide Equity Series) - 41,155,765 shares at net
      asset value of $6.14 per share (cost, $245,440)..............      252,696

    Series E (High Grade Income  Series) - 9,617,282  shares at
      net asset value of $12.25 per share (cost, $117,344).........      117,812

    Series J (Emerging Growth Series) - 8,803,313 shares at net
      asset value of $21.33 per share (cost, $162,885).............      187,775

    Series K (Global Aggressive Bond Series) - 793,518 shares at
      net asset value of $10.07 per share (cost, $8,585)...........        7,991

    Series M (Specialized Asset Allocation Series) - 2,421,884
      shares at net asset value of $12.29 per share (cost, $28,755)       29,765

    Series N (Managed Asset Allocation Series) - 1,524,591 shares
      at net asset value of $13.88 per share (cost, $19,040).......       21,161

    Series O (Equity Income Series) - 5,359,732 shares at net
      asset value of $17.62 per share (cost, $79,723)..............       94,438

    Series S (Social Awareness Series) - 3,524,589 shares at net
      asset value of $22.25 per share (cost, $62,572)..............       78,422
                                                                       ---------
Total assets.......................................................   $2,766,133
                                                                       =========

                             See accompanying notes.

--------------------------------------------------------------------------------
LIABILITIES AND NET ASSETS


Mortality guarantee payable......                                     $       19
Net assets are represented by (NOTE 3):

                                     NUMBER      UNIT
                                    OF UNITS     VALUE     AMOUNT
                                    --------     -----     ------
Growth Series:
  Accumulation units.............  13,946,720   $58.19   $  811,530
  Annuity reserves...............      45,797    58.19        2,665      814,195
                                                          ---------
Growth-Income Series:
  Accumulation units.............  18,740,460    58.21    1,090,922
  Annuity reserves...............      51,980    58.21        3,026    1,093,948
                                                          ---------
Money Market Series:
  Accumulation units.............   3,569,294    18.98       67,747
  Annuity reserves...............       9,135    18.98          173       67,920
                                                          ---------
Worldwide Equity Series:
  Accumulation units.............  16,535,335    15.26      252,369
  Annuity reserves...............      21,367    15.26          326      252,695
                                                          ---------
High Grade Income Series:
  Accumulation units.............   4,982,321    23.57      117,448
  Annuity reserves...............      15,360    23.57          362      117,810
                                                          ---------
Emerging Growth Series:
  Accumulation units.............   8,757,387    21.37      187,134
  Annuity reserves...............      29,936    21.37          640      187,774
                                                          ---------
Global Aggressive Bond Series:
  Accumulation units.............     638,288    12.50        7,976
  Annuity reserves...............       1,172    12.50           15        7,991
                                                          ---------
Specialized Asset
Allocation Series:
  Accumulation units.............   2,359,916    12.59       29,714
  Annuity reserves...............       4,062    12.59           51       29,765
                                                          ---------
Managed Asset Allocation Series:
  Accumulation units.............   1,516,831    13.89       21,075
  Annuity reserves...............       6,167    13.89           86       21,161
                                                          ---------
Equity Income Series:
  Accumulation units.............   5,393,193    17.48       94,297
  Annuity reserves...............       8,112    17.48          142       94,439
                                                          ---------
Social Awareness Series:
  Accumulation units.............   3,435,950    22.72       78,060
  Annuity reserves...............      15,686    22.72          356       78,416
                                                          ---------   ----------
Total liabilities and net assets.                                     $2,766,133
                                                                      ==========

                            See accompanying notes.

VARIFLEX
================================================================================
STATEMENT OF OPERATIONS AND
CHANGES IN NET ASSETS                               YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------
                                                                  (IN THOUSANDS)

                                                                         GROWTH-       MONEY      WORLDWIDE   HIGH GRADE   EMERGING
                                                            GROWTH       INCOME        MARKET      EQUITY       INCOME      GROWTH
                                                            SERIES       SERIES        SERIES      SERIES       SERIES      SERIES
                                                           ------------------------------------------------------------------------
Dividend distributions..................................   $  4,540    $   21,188    $   5,040    $  5,166    $  7,354     $    464
Expenses (Note 2):
  Mortality and expense risk fee........................     (8,484)      (12,034)      (1,111)     (3,086)     (1,274)      (1,958)
  Administrative fee....................................       (438)       (1,387)        (118)        (64)       (249)         (22)
                                                           -------------------------------------------------------------------------
Net investment income (loss)............................     (4,382)        7,767        3,811       2,016       5,831       (1,516)

Capital gains distributions.............................     42,445        52,576          ---      11,148         ---        3,999
Realized gain (loss) on investments.....................     71,222        51,243         (219)     13,977        (219)      16,556
Unrealized appreciation (depreciation) on investments...     51,354       106,904         (165)    (15,631)      2,886       10,679
                                                           -------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments..    165,021       210,723         (384)      9,494       2,667       31,234
                                                           -------------------------------------------------------------------------
Net increase in net assets resulting from operations....    160,639       218,490        3,427      11,510       8,498       29,718
Net assets at beginning of year.........................    591,591       886,931       90,466     223,249     109,990      128,768
Variable annuity deposits (Notes 2 and 3)...............    249,960       162,219      229,892      79,090      46,747       89,302
Terminations and withdrawals (Notes 2 and 3)............   (187,265)     (173,157)    (255,042)    (60,994)    (47,233)     (59,424)
Annuity payments (Notes 2 and 3)........................       (705)         (501)        (828)       (160)       (191)        (590)
Net mortality guarantee transfer........................        (25)          (34)           5         ---          (1)         ---
                                                           -------------------------------------------------------------------------
Net assets at end of year...............................   $814,195    $1,093,948    $  67,920    $252,695    $117,810     $187,774
                                                           =========================================================================

                            See accompanying notes.

--------------------------------------------------------------------------------

                                                             GLOBAL         SPECIALIZED       MANAGED ASSET    EQUITY      SOCIAL
                                                           AGGRESSIVE     ASSET ALLOCATION     ALLOCATION      INCOME     AWARENESS
                                                           BOND SERIES         SERIES            SERIES        SERIES      SERIES
                                                           ------------------------------------------------------------------------
Dividend distributions..................................    $   650           $   600           $   263       $    658    $   125
Expenses (Note 2):
  Mortality and expense risk fee........................        (92)             (332)             (184)          (794)      (769)
  Administrative fee....................................        (21)              (21)              (15)           (93)       (36)
                                                           -----------------------------------------------------------------------
Net investment income (loss)............................        537               247                64           (229)      (680)

Capital gains distributions.............................        196               577               171            938      3,402
Realized gain on investments............................        130             1,077             1,042          3,898      4,159
Unrealized appreciation (depreciation) on investments...       (543)             (756)              953         10,793      5,871
                                                           -----------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments..       (217)              898             2,166         15,629     13,432
                                                           -----------------------------------------------------------------------
Net increase in net assets resulting from operations....        320             1,145             2,230         15,400     12,752
Net assets at beginning of year.........................      5,829            21,737            11,959         37,606     53,324
Variable annuity deposits (Notes 2 and 3)...............      6,637            12,513            11,907         54,189     22,273
Terminations and withdrawals (Notes 2 and 3)............     (4,783)           (5,572)           (4,928)       (12,735)    (9,858)
Annuity payments (Notes 2 and 3)........................        (12)              (58)               (6)           (13)       (31)
Net mortality guarantee transfer........................        ---               ---                (1)            (8)       (44)
                                                           =======================================================================
Net assets at end of year...............................    $ 7,991           $29,765           $21,161        $94,439    $78,416
                                                           =======================================================================

VARIFLEX
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Variflex (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in the SBL Fund, a mutual fund not otherwise available to the public. As directed by the owners, amounts deposited may be invested in shares of Series A (Growth Series - emphasis on capital appreciation), Series B (Growth-Income Series - emphasis on capital appreciation with secondary emphasis on income), Series C (Money Market Series - emphasis on capital preservation while generating interest income), Series D (Worldwide Equity Series - emphasis on long-term capital growth through investment in foreign and domestic common stocks and equivalents), Series E (High Grade Income Series - emphasis on current income with security of principal), Series J (Emerging Growth Series - emphasis on capital appreciation), Series K (Global Aggressive Bond Series - emphasis on high current income with secondary emphasis on capital appreciation), Series M (Specialized Asset Allocation Series - emphasis on high total return consisting of capital appreciation and current income), Series N (Managed Asset Allocation Series - emphasis on high level of total return), Series O (Equity Income Series - emphasis on substantial dividend income and capital appreciation), and Series S (Social Awareness Series - emphasis on capital appreciation).

Under the terms of the investment advisory contracts, portfolio investments of the underlying mutual fund are made by Security Management Company, LLC (SMC), a limited liability company controlled by its members, SBL and Security Benefit Group, Inc. (SBG), a wholly-owned subsidiary of SBL. SMC has engaged Lexington Management Corporation to provide sub-advisory services for the Worldwide Equity Series and Global Aggressive Bond Series, T. Rowe Price Associates, Inc. to provide sub-advisory services for the Managed Asset Allocation Series and the Equity Income Series and Meridian Investment Management Corporation to provide sub-advisory services for the Specialized Asset Allocation Series.

INVESTMENT VALUATION - Investments in mutual fund shares are carried in the balance sheet at market value (net asset value of the underlying mutual fund). The first-in, first-out cost method is used to determine gains and losses. Security transactions are accounted for on the trade date.

The cost of investments purchased and proceeds from investments sold were as follows (In Thousands):

                                                  COST OF      PROCEEDS
                                                 PURCHASES    FROM SALES
                                                 ---------    ----------
        Growth Series.........................   $307,630      $207,603
        Growth-Income Series..................    244,789       195,902
        Money Market Series...................    242,657       264,823
        Worldwide Equity Series...............     98,268        67,168
        High Grade Income Series..............     56,168        51,013
        Emerging Growth Series................     96,572        64,801
        Global Aggressive Bond Series.........      7,766         5,191
        Specialized Asset Allocation Series...     14,348         6,641
        Managed Asset Allocation Series.......     12,903         5,696
        Equity Income Series..................     57,331        15,190
        Social Awareness Series...............     26,829        11,798

ANNUITY RESERVES - Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

REINVESTMENT OF DIVIDENDS - Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective Series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

FEDERAL INCOME TAXES - Under current law, no federal income taxes are payable with respect to the Account.

VARIFLEX
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.  VARIABLE ANNUITY CONTRACT CHARGES

SBL deducts an administrative fee of $30 per year for each contract, except for certain contracts based on a minimum account value and the period of time the contract has been in force. Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.2% of the net asset value of each contract, of which 0.7% is for assuming mortality risks and the remainder is for assuming expense risks.

When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

A contingent deferred sales charge is assessed against certain withdrawals during the first eight years of the contract, declining from 8% in the first year to 1% in the eighth year. Such surrender charges and other contract charges totaled $1,653,942.

3. SUMMARY OF UNIT TRANSACTIONS (IN THOUSANDS)

Growth Series:
  Variable annuity deposits............................................    4,775
  Terminations, withdrawals, annuity payments and expense charges......    3,713

Growth-Income Series:
  Variable annuity deposits............................................    3,118
  Terminations, withdrawals, annuity payments and expense charges......    3,368

Money Market Series:
  Variable annuity deposits............................................   12,375
  Terminations, withdrawals, annuity payments and expense charges......   13,751

Worldwide Equity Series:
  Variable annuity deposits............................................    5,104
  Terminations, withdrawals, annuity payments and expense charges......    3,932

High Grade Income Series:
  Variable annuity deposits............................................    2,073
  Terminations, withdrawals, annuity payments and expense charges......    2,147

Emerging Growth Series:
  Variable annuity deposits............................................    4,688
  Terminations, withdrawals, annuity payments and expense charges......    3,042

Global Aggressive Bond Series:
  Variable annuity deposits............................................      548
  Terminations, withdrawals, annuity payments and expense charges......      394

Specialized Asset Allocation Series:
  Variable annuity deposits............................................    1,003
  Terminations, withdrawals, annuity payments and expense charges......      450

Managed Asset Allocation Series:
  Variable annuity deposits............................................      915
  Terminations, withdrawals, annuity payments and expense charges......      399

Equity Income Series:
  Variable annuity deposits............................................    3,498
  Terminations, withdrawals, annuity payments and expense charges......      825

Social Awareness Series:
  Variable annuity deposits............................................    1,099
  Terminations, withdrawals, annuity payments and expense charges......      493

[SBG LOGO]                                                          BULK RATE
The Security Benefit Group of Companies                           U.S. POSTAGE
700 SW Harrison St.,                                                  PAID
Topeka, Kansas 66636-0001                                       SECURITY BENEFIT